Schedule of Interest Expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Interest expense	$ (32)	$ (3)	$ (33)	$ (7)	$ (12)	$ (2)
Contract asset interest expense	(89)	(89)	(179)	(179)	(358)	(358)
Interest expense, net	(79)	(38)	(114)	(71)	(195)	(344)
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest income	40	53	94	110	165
Nonrelated Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest income	$ 2	$ 1	$ 4	$ 5	$ 10	$ 16